Accumulated other comprehensive income/(loss) (Details) - USD ($)	3 Months Ended				6 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2019	Jun. 30, 2018	Jan. 01, 2018
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	$ 2,741,000,000	$ 3,035,000,000			$ 3,035,000,000
Other comprehensive income before reclassifications	(4,000,000)	1,000,000		$ 9,000,000
Ending balance	2,533,000,000	2,741,000,000			2,533,000,000
Other comprehensive income tax					0
Predecessor
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance			$ 6,690,000,000	6,959,000,000		$ 6,959,000,000
Other comprehensive income before reclassifications			5,000,000
Ending balance			6,239,000,000	6,690,000,000		6,239,000,000
Other comprehensive income tax						0
Predecessor | ASU 2016-01 - Financial Instruments
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Adoption of accounting standard update							$ 0
Accumulated other comprehensive loss
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(6,000,000)	(7,000,000)			(7,000,000)
Ending balance	(10,000,000)	(6,000,000)			(10,000,000)
Accumulated other comprehensive loss | Predecessor
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance			36,000,000	58,000,000		58,000,000
Ending balance			41,000,000	36,000,000		41,000,000
Accumulated other comprehensive loss | Predecessor | ASU 2016-01 - Financial Instruments
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Adoption of accounting standard update							(31,000,000)
Unrealized gain on marketable securities
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	0	0			0
Ending balance	0	0			0
Unrealized gain on marketable securities | Predecessor
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance			0	31,000,000		31,000,000
Ending balance			0	0		0
Unrealized gain on marketable securities | Predecessor | ASU 2016-01 - Financial Instruments
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Adoption of accounting standard update							$ (31,000,000)
Unrealized gain on foreign exchange
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	0	0			0
Ending balance	0	0			0
Unrealized gain on foreign exchange | Predecessor
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance			36,000,000	36,000,000		36,000,000
Ending balance			36,000,000	36,000,000		36,000,000
Actuarial (loss) / gain relating to pension
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	1,000,000	1,000,000			1,000,000
Ending balance	1,000,000	1,000,000			1,000,000
Actuarial (loss) / gain relating to pension | Predecessor
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance			(26,000,000)	(26,000,000)		(26,000,000)
Other comprehensive income before reclassifications			1,000,000
Ending balance			(25,000,000)	(26,000,000)		(25,000,000)
Share in unrealized gain from associated companies
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(9,000,000)	(5,000,000)			(5,000,000)
Other comprehensive income before reclassifications	(5,000,000)	(4,000,000)		9,000,000
Ending balance	(14,000,000)	(9,000,000)			(14,000,000)
Share in unrealized gain from associated companies | Predecessor
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance			24,000,000	15,000,000		15,000,000
Other comprehensive income before reclassifications			2,000,000
Ending balance			26,000,000	24,000,000		26,000,000
Change in unrealized gain on interest rate swaps in VIEs
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	0	0			0
Ending balance	0	0			0
Change in unrealized gain on interest rate swaps in VIEs | Predecessor
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance			2,000,000	2,000,000		2,000,000
Ending balance			2,000,000	2,000,000		2,000,000
Change in debt component on Archer facility
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	2,000,000	(3,000,000)			(3,000,000)
Other comprehensive income before reclassifications	1,000,000	5,000,000
Ending balance	$ 3,000,000	$ 2,000,000			$ 3,000,000
Change in debt component on Archer facility | Predecessor
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance			0	0		0
Other comprehensive income before reclassifications			2,000,000
Ending balance			$ 2,000,000	$ 0		$ 2,000,000